SCHEDULE OF INVENTORY (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Inventory Disclosure [Abstract]
Finished goods	$ 2,878,569	$ 2,517,046
Promotional items	5,940
Raw materials	77,902
Allowance for obsolescence	(1,643,749)	(880,926)
Inventory, net	$ 1,318,662	$ 1,636,120